Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - Narrative (Details) - EUR (€) € / shares in Units, € in Millions				1 Months Ended	5 Months Ended	11 Months Ended	12 Months Ended
	Feb. 19, 2024	May 02, 2023	Mar. 31, 2023	Nov. 30, 2023	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Profit Distribution [Line Items]
Share buyback program, percentage of underlying profit							25.00%
2022 Program, First
Profit Distribution [Line Items]
Share buyback program, amount			€ 979
2022 Program, Second
Profit Distribution [Line Items]
Share buyback program, amount			€ 921
2023 Program, First | Share Buyback Program
Profit Distribution [Line Items]
Share buyback program, amount					€ 1,310
2023 Program, Second | Forecast
Profit Distribution [Line Items]
Share buyback program, amount						€ 1,459
Interim dividend
Profit Distribution [Line Items]
Dividends per share (in eur per share)				€ 8.10
Complementary dividend
Profit Distribution [Line Items]
Dividends per share (in eur per share)		€ 5.95
Dividends proposed, total per share (in eur per share)	€ 9.50